DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and indefinite-lived intangibles (Details) - Consumer And Professional Products - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2023
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Goodwill, impairment loss		$ 136,612
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and intangible asset impairments
Impairment of indefinite-lived intangible assets	$ 107,000		$ 80,000
Intangible Asset, Excluding Goodwill, Indefinite-Lived, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and intangible asset impairments